Consolidated Statements of Operations - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS
Revenue	$ 45,417	$ 68,909	$ 101,398	$ 142,946	$ 182,090
Cost of revenue	29,929	38,272	71,630	112,066	101,713
Gross profit	15,488	30,637	29,768	30,880	80,377
Operating expenses:
Research and development	29,118	25,690	56,850	51,993	31,610
Sales and marketing	8,672	10,819	21,873	22,137	13,956
General and administrative	16,363	6,489	20,058	12,902	9,978
Restructuring	1,043	0	0	0	0
Total operating expenses	55,196	42,998	98,781	87,032	55,544
Operating income (loss)	(39,708)	(12,361)	(69,013)	(56,152)	24,833
Interest income	117	755	1,146	630	489
Interest expense	(38)	(27)	(77)	(14)	0
Other income (expense), net	(143)	27	35	(136)	249
Income (loss) before income taxes	(39,772)	(11,606)	(67,909)	(55,672)	25,571
Provision for (benefit from) income taxes	(6,660)	52	(683)	6,628	9,810
Net income (loss)	(33,112)	(11,658)	(67,226)	(62,300)	15,761
Net income (loss) attributable to common stockholders:
Basic	(33,112)	(11,658)	(67,226)	(62,300)	12,139
Diluted	$ (33,112)	$ (11,658)	$ (67,226)	$ (62,300)	$ 12,328
Net income (loss) per share attributable to common stockholders:
Basic	$ (0.97)	$ (0.34)	$ (1.96)	$ (1.82)	$ 0.35
Diluted	$ (0.97)	$ (0.34)	$ (1.96)	$ (1.82)	$ 0.34
Weighted-average shares used in computing net income (loss) per share attributable to common stockholders
Basic	34,252,578	34,252,578	34,252,578	34,320,311	34,325,728
Diluted	34,252,578	34,252,578	34,252,578	34,320,311	36,779,701